Intangible assets, Property, plant and equipment and Right-of-use assets	6 Months Ended
Jun. 30, 2022
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Intangible assets, Property, plant and equipment and Right-of-use assets
9. Intangible assets, Property, plant and equipment and Right-of-use assets
During the three months ended June 30, 2022 and June 30, 2021, the Group acquired property, plant and equipment and intangible assets in the amount of €1.1 million and €1.8 million, respectively.
During the six months ended June 30, 2022 and June 30, 2021, the Group acquired property, plant and equipment and intangible assets in the amount of €2.2 million and €2.4 million, respectively.
During the six months ended June 30, 2022, extensions to existing lease agreements as well as the lease of a new facility in Houston resulted in an addition in right-of-use assets and corresponding lease liability in the amount of €6.7 million.
The
Group used an incremental borrowing rate (“IBR”) for each respective lease to calculate the initial lease liability.